Consolidated Statement of Income - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Net revenue:
Dialysis Care Revenue	$ 3,524,864,000	$ 3,289,011,000
Less: Patient service bad debt provision	110,524,000	106,607,000
Net Dialysis Care	3,414,340,000	3,182,404,000
Dialysis Products Revenue	790,988,000	777,523,000
Net revenue	4,205,328,000	3,959,927,000
Costs of revenue:
Dialysis Care Cost of Revenue	2,544,260,000	2,415,729,000
Dialysis Products Cost of Revenue	343,419,000	360,148,000
Cost of revenues	2,887,679,000	2,775,877,000
Gross profit	1,317,649,000	1,184,050,000
Operating expenses:
Selling, general and administrative	758,455,000	654,916,000
Research and development	37,474,000	30,938,000
Income from at equity method investees	18,571,000	6,204,000
Operating income	540,291,000	504,400,000
Other (income) expense:
Interest income	11,081,000	59,940,000
Interest expense	116,370,000	162,048,000
Income before income taxes	435,002,000	402,292,000
Income tax expense	138,305,000	137,861,000
Net Income	296,697,000	264,431,000
Less: Net income attributable to noncontrolling interests	68,681,000	54,883,000
Net Income attributable to the Company	$ 228,016,000	$ 209,548,000
Basic income per Ordinary share	$ 0.75	$ 0.69
Fully diluted income per Ordinary share	$ 0.75	$ 0.69